UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.
Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 97.15%

Consumer Discretionary - 14.68%
	CBS Corp.	6,100	$379,054
	Comcast Corp.	3,535	189,759
	Delphi Automotive PLC	4,150	285,271
	General Motors Co.	5,000	181,500
	Lowe's Cos., Inc.	7,670	368,083
	NIKE, Inc.	3,600	279,180
	Starbucks Corp.	2,590	200,414
	The Home Depot, Inc.	2,900	234,784
	The Walt Disney Co.	5,450	467,283
	Viacom, Inc.	2,125	184,301
			2,769,629
Consumer Staples - 6.94%
	Campbell Soup Co.	2,000	91,620
	Mondelez International, Inc.	6,900	259,509
	PepsiCo, Inc.	3,300	294,822
	The Coca-Cola Co.	7,000	296,520
	Walgreen Co.	4,955	367,314
			1,309,785
Energy - 8.49%
	BP PLC	1,775	93,631
*	Continental Resources, Inc.	1,225	193,599
	Noble Energy, Inc.	5,175	400,856
	Pioneer Natural Resources Co.	1,630	374,590
	Schlumberger Ltd.	2,950	347,953
*	Weatherford International PLC	8,325	191,475
			1,602,104
Financials - 12.86%
	American Express Co.	3,325	315,443
	Bank of America Corp.	23,525	361,579
	BlackRock, Inc.	1,100	351,560
	JPMorgan Chase & Co.	6,200	357,244
	SunTrust Banks, Inc.	9,295	372,358
	The Charles Schwab Corp.	10,785	290,440
	Wells Fargo & Co.	7,200	378,432
			2,427,056
Health Care - 12.96%
	AmerisourceBergen Corp.	2,725	197,998
	AstraZeneca PLC	2,400	178,344
	Bristol-Myers Squibb Co.	3,580	173,666
*	Gilead Sciences, Inc.	2,320	192,351
	Johnson & Johnson	5,700	596,334
*	Mylan, Inc.	7,510	387,216

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

Health Care - Continued
	Pfizer, Inc.	17,985	$533,795
μ	Roche Holding AG	5,000	186,500
			2,446,204
Industrials - 16.94%
	Caterpillar, Inc.	2,000	217,340
	Cummins, Inc.	1,290	199,034
	Emerson Electric Co.	5,300	351,708
	General Electric Co.	10,800	283,824
	Honeywell International, Inc.	3,900	362,505
	Pentair PLC	3,450	248,814
	Precision Castparts Corp.	800	201,920
	Rockwell Automation, Inc.	2,200	275,352
	Union Pacific Corp.	4,200	418,950
*	United Continental Holdings, Inc.	6,225	255,661
	United Parcel Service, Inc.	3,705	380,355
			3,195,463
Information Technology - 20.01%
	Apple, Inc.	8,015	744,834
	Automatic Data Processing, Inc.	3,240	256,867
*	Google, Inc. - Class A	650	380,035
*	Google, Inc. - Class C	650	373,932
	Intel Corp.	9,965	307,919
	MasterCard, Inc.	3,610	265,227
	Microsoft Corp.	10,910	454,947
	QUALCOMM, Inc.	4,975	394,020
	TE Connectivity Ltd.	4,575	282,918
	Texas Instruments, Inc.	6,575	314,219
			3,774,918
Materials - 4.27%
	LyondellBasell Industries NV	2,300	224,595
	Monsanto Co.	1,580	197,089
	The Dow Chemical Co.	7,460	383,892
			805,576

	Total Common Stocks (Cost $14,433,400)		18,330,735

SHORT-TERM INVESTMENT - 2.84%
§	Federated Prime Obligations Fund, 0.02%	536,187	536,187

	Total Short-Term Investment (Cost $536,187)		536,187

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
				Value (Note 1)

Total Value of Investments (Cost $14,969,587) - 99.99%				$18,866,922

Other Assets Less Liabilities - 0.01%				1,054

	Net Assets - 100%			$18,867,976

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depositary Receipt	NV - Netherlands Security
§	Represents 7 day effective yield	AG - Switzerland Security
		PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	14.68%	$ 2,769,629
	Consumer Staples	6.94%	1,309,785
	Energy	8.49%	1,602,104
	Financials	12.86%	2,427,056
	Health Care	12.96%	2,446,204
	Industrials	16.94%	3,195,463
	Information Technology	20.01%	3,774,918
	Materials	4.27%	805,576
	Short-Term Investment	2.84%	536,187
	Other Assets Less Liabilities	0.01%	1,054
	Total	100.00%	$ 18,867,976

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$3,932,661
	Aggregate gross unrealized depreciation			(35,326)

	Net unrealized appreciation			$3,897,335

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$18,330,735	$18,330,735	$-	$-
Short-Term Investment	536,187	536,187	-	-
Total	$18,866,922	$18,866,922	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 87.27%
	American Express Credit Corp.	$400,000	2.125%	7/27/2018	$406,423
	Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	307,209
	AT&T, Inc.	300,000	5.800%	2/15/2019	349,052
	AT&T, Inc.	300,000	3.875%	8/15/2021	319,156
*	Bayer Corp.	300,000	7.125%	10/1/2015	322,813
	Branch Banking & Trust Co.	200,000	2.850%	4/1/2021	202,216
	ConocoPhillips	25,000	5.200%	5/15/2018	28,163
	Corning, Inc.	200,000	6.625%	5/15/2019	240,549
	CR Bard, Inc.	600,000	2.875%	1/15/2016	620,611
	Diageo Capital PLC	180,000	4.850%	5/15/2018	198,796
	DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	310,980
	Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	53,019
	Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	137,268
	EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	145,876
	FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,969
	General Electric Capital Corp.	400,000	5.625%	5/1/2018	458,334
	Hubbell, Inc.	50,000	5.950%	6/1/2018	57,583
	JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	218,527
	JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	252,371
	Kentucky Utilities Co.	250,000	3.250%	11/1/2020	260,766
*	MassMutual Global Funding II	250,000	2.300%	9/28/2015	255,317
*	Matson Navigation Co., Inc.	111,000	5.273%	7/29/2029	123,753
	McKesson Corp.	75,000	5.700%	3/1/2017	83,935
*	Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	181,495
	National City Bank of Indiana	300,000	4.250%	7/1/2018	325,570
*	New York Life Global Funding	200,000	1.650%	5/15/2017	202,462
	Nordstrom, Inc.	250,000	4.750%	5/1/2020	276,620
	Northern States Power Co.	250,000	5.250%	10/1/2018	282,813
	PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	110,491
	PepsiCo, Inc.	350,000	3.125%	11/1/2020	364,611
	PPG Industries, Inc.	100,000	7.375%	6/1/2016	110,691
	Prudential Financial, Inc.	300,000	5.500%	3/15/2016	322,496
	Public Service Co. of Colorado	300,000	3.200%	11/15/2020	309,968
	SCANA Corp.	300,000	4.750%	5/15/2021	327,755
	Snap-on, Inc.	250,000	4.250%	1/15/2018	268,670
	Stryker Corp.	200,000	2.000%	9/30/2016	205,149
	TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	238,658
	The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	144,035
	The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	229,364
	The Hillshire Brands Co.	365,000	4.100%	9/15/2020	377,622
	Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	205,253
	The Huntington National Bank	350,000	2.200%	4/1/2019	350,463

					(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

Corporate Bonds - (continued)
The Southern Co.	$300,000	2.375%	9/15/2015	$306,574
Wells Fargo & Co.	200,000	5.625%	12/11/2017	227,574
Wells Fargo & Co.	225,000	3.676%	6/15/2016	237,443
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	268,522
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	208,649
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	138,299

Total Corporate Bonds (Cost $11,493,837)				11,598,933

FEDERAL AGENCY OBLGATIONS - 2.49%
Fannie Mae REMICS, Series 142	28,243	3.000%	8/25/2029	29,845
Freddie Mac REMICS, Series 3971	36,766	3.000%	12/15/2026	38,189
Government National Mortgage Association,	250,000	4.000%	9/20/2038	263,298
Series 115

Total Federal Agency Obligations (Cost $344,517)				331,332

UNITED STATES TREASURY NOTE - 1.42%
United States Treasury Note	200,000	1.625%	11/15/2022	189,016

Total United States Treasury Note (Cost $189,485)				189,016

PREFERRED STOCKS - 4.98%	Shares	Dividend Rate
Consumer Discretionary - 0.57%
Comcast Corp.	3,000	5.000%		75,570
				75,570
Financials - 4.41%
BB&T Corp.	3,500	5.625%		83,090
The Goldman Sachs Group, Inc.	3,500	6.125%		90,790
JPMorgan Chase Capital XXIX	3,000	6.700%		78,000
Public Storage	3,000	6.500%		78,120
Raymond James Financial, Inc.	3,500	6.900%		94,360
The Bank of New York Mellon Corp.	3,500	5.200%		82,005
U.S. Bancorp	3,500	5.150%		79,310
				585,675

Total Preferred Stocks (Cost $663,752)				661,245

EXCHANGE TRADED PRODUCTS - 1.26%	Shares
iShares Mortgage Real Estate Capped ETF	5,000			63,200
SPDR Barclays High Yield Bond ETF	2,500			104,325

Exchange Traded Products (Cost $167,867)				167,525

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
	Shares		Value (Note 1)

COMMON STOCKS - 0.84%
Health Care - 0.40%
Johnson & Johnson	500		$52,310
			52,310
Telecommunications - 0.44%
Verizon Communications, Inc.	1,200		58,716
			58,716

Total Common Stocks (Cost $102,454)			111,026

SHORT-TERM INVESTMENT - 0.97%
§ Federated Prime Obligations Fund, 0.02%	129,204		129,204

Total Short-Term Investment (Cost $129,204)			129,204

Total Value of Investments (Cost $13,091,116 (a)) - 99.23%			$13,188,281

Other Assets Less Liabilities - 0.77%			102,812

Net Assets - 100%			$13,291,093

* Rule 144-A Security	The following acronyms are used in this portfolio:
	PLC - Public Limited Company
	LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$170,969
Aggregate gross unrealized depreciation			(73,804)

Net unrealized appreciation			$97,165

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	87.27%	$ 11,598,933
Federal Agency Obligations	2.49%	331,332
Preferred Stocks	4.98%	661,245
Exchange Traded Products	1.26%	167,525
Health Care	0.40%	52,310
Telecommunications	0.44%	58,716
United States Treasury Note	1.42%	189,016
Short-Term Investment	0.97%	129,204
Other Assets Less Liabilities	0.77%	102,812
Total	100.00%	$ 13,291,093	(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$11,598,933	$-	$11,598,933	$-
Federal Agency Obligations	331,332	-	331,332	-
Preferred Stocks	661,245	661,245	-	-
Exchange Traded Products	167,525	167,525	-	-
Common Stocks	111,026	111,026	-	-
United States Treasury Note	189,016	189,016	-	-
Short-Term Investment	129,204	129,204	-	-
Total	$13,188,281	$1,258,016	$11,930,265	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ J. Philip Bell
Date: August 26, 2014	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: August 26, 2014	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Walter B. Todd, III
Date: August 26, 2014	Walter B. Todd, III Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund